Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	brlf10_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

FedFund

T-Fund

Treasury Trust Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Select Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

Footnote 1 under the Annual Fund Operating Expenses table in the section of the prospectus entitled “Fund Overview—Key Facts About FedFund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 1 under the Annual Fund Operating Expenses table in the section of the prospectus entitled “Fund Overview—Key Facts About T-Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Footnote 1 under the Annual Fund Operating Expenses table in the section of the prospectus entitled “Fund Overview—Key Facts About Treasury Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK LIQUIDITY FEDFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf10_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

FedFund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Select Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

Footnote 1 under the Annual Fund Operating Expenses table in the section of the prospectus entitled “Fund Overview—Key Facts About FedFund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK LIQUIDITY T-FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf10_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

T-Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Select Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

Footnote 1 under the Annual Fund Operating Expenses table in the section of the prospectus entitled “Fund Overview—Key Facts About T-Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK LIQUIDITY TREASURY TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf10_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

Treasury Trust Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Select Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

Footnote 1 under the Annual Fund Operating Expenses table in the section of the prospectus entitled “Fund Overview—Key Facts About Treasury Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.